Common and Preferred Shares and Warrants (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 25, 2013
Common And Preferred Shares And Warrants (Textuals) [Abstract]
Common share repurchases authorized				150,000,000
Common shares repurchased	49,000,000	55,000,000
Cost basis of common stock repurchased	$ 4,389,000,000	$ 3,943,000,000	$ 3,952,000,000
Commissions paid included in cost basis of common stock repurchased	1,000,000	1,100,000
Common shares remaining under share repurchase authorizations	59,000,000
Shares held as treasury shares	3,200,000	3,500,000	3,900,000
Cost basis of treasury stock	280,000,000	260,000,000	236,000,000
Preferred shares, authorized	20,000,000	0
Preferred shares, par value	1.66	0
Preferred stock, shares issued	750	0	0
Preferred stock, shares outstanding	750	0	0
Depositary shares, issued	750,000
Preferred Stock, Liquidation Preference Value	750,000,000
Preferred Stock, Dividend Rate, Percentage	5.20%
Preferred Stock, Dividend Payment. Rate Variable	3-month Libor plus 3.428 percent
Depositary Shares, Redemption Amount	$ 1,000
Warrants, issued and outstanding	0	0	0